Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration by Director (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Remuneration of key personnel
Attendance fees	€ 1,066	€ 1,094
Fixed salary	5,717	6,317
Variable compensation, immediate payments, cash	514	2,572
Variable compensation, immediate payments, in shares	515	2,572
Deferred variable compensation, cash	308	1,543
Deferred variable compensation, in shares	309	1,543
Total Short-term and deferred (not subject to long term goals) salaries	7,363	14,547
Pension	2,019	2,003
Other remuneration	5,537	5,772
Total remuneration	19,073	27,187
Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Attendance fees	55
Fixed salary	3,176
Variable compensation, immediate payments, cash	333
Variable compensation, immediate payments, in shares	334
Deferred variable compensation, cash	200
Deferred variable compensation, in shares	200
Total Short-term and deferred (not subject to long term goals) salaries	4,243
Pension	1,155
Other remuneration	1,131
Total remuneration	6,819	9,954
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Attendance fees	49
Fixed salary	2,541
Variable compensation, immediate payments, cash	181
Variable compensation, immediate payments, in shares	181
Deferred variable compensation, cash	108
Deferred variable compensation, in shares	109
Total Short-term and deferred (not subject to long term goals) salaries	3,120
Pension	864
Other remuneration	1,764
Total remuneration	6,019	8,270
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Attendance fees	82
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	595	700
Ms. Homaira Akbari
Remuneration of key personnel
Attendance fees	79
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	203	226
Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Attendance fees	45
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	122	137
Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Attendance fees	60
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	243	276
Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Attendance fees	15
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	37	0
Ms. Sol Daurella Comadran
Remuneration of key personnel
Attendance fees	82
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	214	240
Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Attendance fees	85
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	217	86
Ms. Gina Diez Barroso
Remuneration of key personnel
Attendance fees	2
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	4	0
Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Attendance fees	43
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	740
Total remuneration	943	0
Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Attendance fees	86
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	431	500
Mr. Sergio Rial
Remuneration of key personnel
Attendance fees	21
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	63	0
Mrs. Belen Romana Garcia
Remuneration of key personnel
Attendance fees	94
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	418	525
Ms. Pamela Ann Walkden
Remuneration of key personnel
Attendance fees	66
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	214	34
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Attendance fees	60
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	1,800
Total remuneration	1,956	4,874
Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Attendance fees	43
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	102
Total remuneration	276	524
Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Attendance fees	28
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	107	399
Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Attendance fees	71
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	192	228
Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Attendance fees	0
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	0	214
Members of the board of directors
Remuneration of key personnel
Annual emoluments	1,548	1,794
Members of the board of directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	77
Members of the board of directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	77
Members of the board of directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	326
Members of the board of directors | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	77
Members of the board of directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	77
Members of the board of directors | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	136
Members of the board of directors | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	8
Members of the board of directors | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	77
Members of the board of directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	77
Members of the board of directors | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	2
Members of the board of directors | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	44
Members of the board of directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	119
Members of the board of directors | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	42
Members of the board of directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	98
Members of the board of directors | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	114
Members of the board of directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	75
Members of the board of directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	35
Members of the board of directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	23
Members of the board of directors | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	64
Members of the board of directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee
Remuneration of key personnel
Annual emoluments	918	1,247
Members of the executive committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	145
Members of the executive committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	145
Members of the executive committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	145
Members of the executive committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	84
Members of the executive committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	145
Members of the executive committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	145
Members of the executive committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	65
Members of the executive committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	44
Members of the executive committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee
Remuneration of key personnel
Annual emoluments	170	168
Members of the audit committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	34
Members of the audit committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	34
Members of the audit committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	34
Members of the audit committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	34
Members of the audit committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	34
Members of the audit committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee
Remuneration of key personnel
Annual emoluments	88	117
Members of the appointments committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	21
Members of the appointments committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	1
Members of the appointments committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	21
Members of the appointments committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	21
Members of the appointments committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	6
Members of the appointments committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	18
Members of the appointments committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments	96	125
Members of the remuneration committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	21
Members of the remuneration committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	5
Members of the remuneration committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	21
Members of the remuneration committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	21
Members of the remuneration committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	12
Members of the remuneration committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	10
Members of the remuneration committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	6
Members of the remuneration committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments	173	200
Members of the risk supervision, regulation and compliance oversight committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	34
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	8
Members of the risk supervision, regulation and compliance oversight committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	20
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	34
Members of the risk supervision, regulation and compliance oversight committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	34
Members of the risk supervision, regulation and compliance oversight committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	15
Members of the risk supervision, regulation and compliance oversight committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	28
Members of the risk supervision, regulation and compliance oversight committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments	95	€ 120
Members of the responsible banking sustainability and culture committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	13
Members of the responsible banking sustainability and culture committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	13
Members of the responsible banking sustainability and culture committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	13
Members of the responsible banking sustainability and culture committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	13
Members of the responsible banking sustainability and culture committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	13
Members of the responsible banking sustainability and culture committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	13
Members of the responsible banking sustainability and culture committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	6
Members of the responsible banking sustainability and culture committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	11
Members of the responsible banking sustainability and culture committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	€ 0